UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09277
                                   --------

                           VIKING MUTUAL FUNDS
                           -------------------
              (Exact name of registrant as specified in charter)

                    1400 14TH AVE. SW, MINOT, ND 58701
             (Address of principal executive offices)   (Zip code)

         DOUGLAS P. MILLER, 1400 14TH AVE. SW, MINOT, ND 58701
         -----------------------------------------------------
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (701) 852-1264
                                                          --------------

Date of fiscal year end: 12/31
                         ----

Date of reporting period: 06/30/05
                          -------

ITEM 1. REPORTS TO STOCKHOLDERS.

SHAREHOLDER LETTER

Dear Fellow Shareholder:

It is a pleasure to bring you the Viking Mutual Funds Semi-Annual Report for the six months ended June 30, 2005.

Although energy prices have risen further in the first half of 2005, the economic expansion remains firm and labor market conditions continue to improve gradually. The Federal Reserve, keeping a watchful eye on the impact of surging oil prices, raised the Fed Funds rate by another quarter-point on June 30 to 3.25 percent. It marked the ninth increase in the interest that banks charge each other on overnight loans and left this benchmark rate at its highest level since August 2001. When the Fed started its credit tightening campaign a year ago, the Funds rate had been at a 46-year low of one percent. In its announcement of the decision, the Fed retained a pledge it has been making for the past year to move rates up "at a pace that is likely to be measured," a phrase that has been read by financial markets as signaling continued quarter-point moves in the future. The Fed said that pressures on inflation "have stayed elevated" but repeated a belief it has made in past statements that "longer-term inflation expectations remain well contained." That phrase is seen by markets as a signal that the Fed feels no need to accelerate its rate hikes. Federal Reserve Chairman Alan reenspan, testifying to Congress recently, described the economy as staying on a "reasonably firm footing" with inflation under control. Put simply, here is how Fed rate hikes directly affect consumer spending. Most consumer credit rates and adjustable mortgage rates are tied to the Prime rate. This rate moves in lock step with the Fed Funds rate. As Prime increases, more money is taken from the consumer in the form of higher interest rates and therefore is not available for the purchase of goods and services. Since consumer spending makes up roughly two-thirds of our economy, when spending slows, the economy slows causing the Fed to pause and eventually begin cutting rates again to stimulate the economy lest it should fall into recession.
The Fed's short-term rate increases normally produce an increase in long-term rates. However, that hasn't occurred during this cycle of increases. Treasury's benchmark 10-year bond was at 4.8 percent a year ago and now is around 4 percent. Although the Fed controls short-term borrowing rates, longer-term rates move up and down on expectations of future economic growth and inflation concerns and are controlled by market participants. The decline in long-term rates has kept mortgage rates at historic lows this year and has been a major contributor in the red-hot housing market. Sales of both new and existing homes are expected to hit record highs for a fifth straight year. Some economists have begun to worry that a speculative bubble is developing in housing that will eventually burst like the stock market bubble did at the beginning of this decade. While Greenspan has talked about "froth" in local markets he has discounted concerns that a national housing bubble is developing.

Following the strong rally of last year's fourth quarter and the abnormally high returns posted in 2003 and 2004, surging energy prices and rising interest rates took a toll on investors, as equities sagged in general in the first quarter of 2005. The Dow Jones Industrial Average slid 2.6 percent, the broader S&P 500 Index also lost 2.6 percent for the quarter, while the tech-laden Nasdaq ended its worst first quarter performance in four years booking a loss of 8.1 percent. Stocks finished a turbulent second quarter with mixed results, as crude oil futures fluctuated widely and as concerns about inflation and a possible economic slowdown roiled the markets. For the second quarter, the Dow lost 2.2 percent, while the S&P gained 0.9 percent and the Nasdaq climbed 2.9%. For the year, however, stocks remained lower with the Dow down 4.7 percent, the S&P off 1.7 percent and the Nasdaq has dropped 5.5 percent.

The fixed income markets, like the equity markets, took a decided turn for the worse in the first quarter of 2005, as the Fed hiked the Fed
Funds rate twice, each by 25 basis points. The US economy continued to show strong, above-trend growth in the first quarter. The labor market was healthy, commodity prices showed strong gains and housing data remained robust. The fixed income markets rebounded from negative performance of the prior quarter and provided strong returns in the second quarter. Despite the consistent "measured" pace of Fed Funds rate hikes by the Federal Reserve, longer rates declined and the yield curve continued to flatten. Bullish bondholders were comforted by the Fed's rate actions, believing modestly higher short-term interest rates will muffle inflation gains. As a result, the yield curve, which plots the range of returns from shortest to longest maturity, is at its flattest in several years. That is, short-term bonds have been falling in price and gaining in yield amid expectations that the Fed will continue to lift its interest-rate target. At the same time, longer maturities have gained in price and fallen in yield because of expectations the Fed's rate hikes will limit economic expansion and contain inflation.

In this type of market environment, it continues to be highly important to seek the help of a professional when investing. Making the right decisions in these markets can be very difficult and an experienced investment professional can address your concerns about the market and provide the guidance needed to help you diversify your investments and stay focused on the long term.

Fund reports containing a discussion of individual Fund performance as well as the Funds' portfolios and financial statements are presented within for your review.

We thank you for your confidence in Viking Mutual Funds. Our interests are closely aligned with those of our shareholders because our money is invested alongside their own. As always we will do our best to make sure your experience as a shareholder is a rewarding one.

Sincerely,

/s/Shannon D. Radke

Shannon D. Radke
President
Viking Mutual Funds

VIKING TAX-FREE FUND FOR MONTANA


By:  Shannon D. Radke
     President/Portfolio Manager

Viking Tax-Free Fund for Montana provided a total return of 1.64% (at net asset value with distributions reinvested) for the six months ended June 30, 2005.

The fixed income markets, like the equity markets, took a decided turn for the worse in the first quarter of 2005, as the Fed hiked the Fed Funds rate twice, each by 25 basis points. The US economy continued to show strong, above-trend growth in the first quarter. The labor market was healthy, commodity prices showed strong gains and housing data remained robust.
As a result, the Fund's share price declined in the first quarter. The fixed income markets rebounded from negative performance of the prior quarter and provided strong returns in the second quarter as the Fund's share price rebounded as well. Despite the consistent "measured" pace of Fed Funds rate hikes by the Federal Reserve, longer rates declined and the yield curve continued to flatten. Bullish bondholders were comforted by the Fed's rate actions, believing modestly higher short-term interest rates will muffle inflation gains. As a result, the yield curve, which plots the range of returns from shortest to longest maturity, is at its flattest in several years. That is, short-term bonds have been falling in price and gaining in yield amid expectations that the Fed will continue to lift its interest-rate target. At the same time, longer maturities have gained in price and fallen in yield because of expectations the Fed's rate hikes will limit economic expansion and contain inflation.

 Despite the continued scarcity of Montana municipal bonds throughout the period, the Fund was able to obtain an adequate supply of high quality bonds of various maturities. Average credit quality remained a lofty AA+. Going forward, we remain committed to our non-interest rate anticipatory style of investing. Rather than betting on the direction of rates, we will continue to seek out the best value among high quality issues of varying maturities. The highest level of current income that is exempt from federal and Montana income taxes and is consistent with preservation of capital remains the investment objective of the Fund.

VIKING TAX-FREE FUND FOR MONTANA

Growth of a $10,000 Investment
August 3, 1999 through June 30, 2005 (Unaudited)

Comparison of Change in Value of a $10,000 Investment in Viking
Tax-Free Fund for Montana vs. the Lehman Brother Municipal Bond Index

[Comparative index graph]


                              Viking Tax-Free Fund      Viking Tax-Free Fund       Lehman Brothers
                                  for Montana               for Montana             Municipal Bond
                              with max sales charge    without max sales charge         Index
                              ---------------------------------------------------------------------
August 3, 1999                      $ 9,550                    $10,000                 $10,000
October 31, 1999                    $ 9,196                    $ 9,628                 $ 9,817
December 31, 1999                   $ 9,125                    $ 9,554                 $ 9,846
February 28, 2000                   $ 9,185                    $ 9,617                 $ 9,918
April 30, 2000                      $ 9,405                    $ 9,847                 $10,075
June 30, 2000                       $ 9,468                    $ 9,913                 $10,288
August 31, 2000                     $ 9,748                    $10,206                 $10,592
October 31, 2000                    $ 9,796                    $10,257                 $10,652
December 31, 2000                   $10,058                    $10,531                 $10,998
February 28, 2001                   $10,185                    $10,664                 $11,142
April 30, 2001                      $10,103                    $10,578                 $11,121
June 30, 2001                       $10,263                    $10,745                 $11,317
August 31, 2001                     $10,672                    $11,173                 $11,674
October 31, 2001                    $10,719                    $11,223                 $11,772
December 31, 2001                   $10,509                    $11,002                 $11,563
February 28, 2002                   $10,785                    $11,292                 $11,905
April 30, 2002                      $10,821                    $11,330                 $11,899
June 28, 2002                       $10,981                    $11,498                 $12,099
August 31, 2002                     $11,276                    $11,806                 $12,402
October 31, 2002                    $11,329                    $11,862                 $12,463
December 31, 2002                   $11,549                    $12,092                 $12,673
February 28, 2003                   $11,710                    $12,260                 $12,818
April 30, 2003                      $11,750                    $12,303                 $12,910
June 30, 2003                       $11,934                    $12,495                 $13,155
July 31, 2003                       $11,490                    $12,030                 $12,695
August 31, 2003                     $11,575                    $12,119                 $12,790
September 30, 2003                  $11,908                    $12,468                 $13,166
October 31, 2003                    $11,832                    $12,388                 $13,100
November 30, 2003                   $11,950                    $12,511                 $13,237
December 31, 2003                   $12,063                    $12,630                 $13,347
January 31, 2004                    $12,136                    $12,706                 $13,423
February 29, 2004                   $12,313                    $12,892                 $13,625
March 31, 2004                      $12,274                    $12,850                 $13,578
April 30, 2004                      $12,001                    $12,565                 $13,256
May 31, 2004                        $11,941                    $12,503                 $13,208
June 30, 2004                       $12,006                    $12,570                 $13,256
July 31, 2004                       $12,165                    $12,737                 $13,429
August 31, 2004                     $12,374                    $12,956                 $13,698
September 30, 2004                  $12,436                    $13,020                 $13,771
October 31, 2004                    $12,484                    $13,071                 $13,889
November 30, 2004                   $12,414                    $12,997                 $13,775
December 31, 2004                   $12,551                    $13,141                 $13,943
January 31, 2005                    $12,601                    $13,194                 $14,074
February 28, 2005                   $12,587                    $13,179                 $14,027
March 31, 2005                      $12,443                    $13,028                 $13,939
April 30, 2005                      $12,604                    $13,196                 $14,160
May 31, 2005                        $12,693                    $13,290                 $14,260
June 30, 2005                       $12,757                    $13,356                 $14,349

The chart assumes $10,000 invested on August 3, 1999 and includes the effect of a 4.50% front-end sales charge, as applicable and the reinvestment of all dividends and capital gains. It is intended to give you an ideal of how your fund performed compared to the index over the period 08/03/99-06/30/05. It is important to understand the differences between your fund and an index. An index measures the performance of a hypothetical portfolio. A market index such as the Lehman Brothers Municipal Bond Index is not managed and incurs no sales charges, expenses or fees. If you could buy all the securities that make up a market index, you would incur expenses that would affect your investment's return. Returns shown do not reflect the deduction of the taxes that a shareholder would pay on fund distributions or redemption of fund shares. Past performance does not guarantee future results.

Average Annual Total Returns                                        Lifetime
Through June 30, 2005       One-Year   Three-Year   Five Year   (Est. 8/3/99)
- ----------------------------------------------------------------------------
Excluding Sales Charge        5.93%       5.12%        6.14%         5.01%
Including Sales Charge        1.16%       3.72%        5.17%         4.20%

Returns reflect reinvestment of distributions and the effect of a 4.50% front-end sales charge, as applicable. The current maximum sales charge is 3.75%. Therefore, the total returns would have been higher had the current
maximum sales charge been in effect for the stated periods.    Return and
share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns shown do not reflect the deduction of the taxes that a shareholder would pay on fund distributions or redemption of fund shares. Past performance is not a guarantee of future results.

VIKING TAX-FREE FUND FOR NORTH DAKOTA


By:  Shannon D. Radke
        President/Portfolio Manager

Viking Tax-Free Fund for North Dakota provided a total return of 2.13% (at net asset value with distributions reinvested) for the six months ended June 30, 2005.

The fixed income markets, like the equity markets, took a decided turn for the worse in the first quarter of 2005, as the Fed hiked the Fed Funds rate twice, each by 25 basis points. The US economy continued to show strong, above-trend growth in the first quarter. The labor market was healthy, commodity prices showed strong gains and housing data remained robust. As a result, as bonds declined so did the Fund's share price. The fixed income markets rebounded from negative performance of the first quarter and provided strong returns in the second quarter as the Fund's share price rebounded as well. Despite the consistent "measured" pace of Fed Funds rate hikes by the Federal Reserve, longer rates declined and the yield curve continued to flatten. Bullish bondholders were comforted by the Fed's rate actions, believing modestly higher short-term interest rates will muffle inflation gains. As a result, the yield curve, which plots the range of returns from shortest to longest maturity, is at its flattest in several years. That is, short-term bonds have been falling in price and gaining in yield amid expectations that the Fed will continue to lift its interest-rate target. At the same time, longer maturities have gained in price and fallen in yield because of expectations the Fed's rate hikes will limit economic expansion and contain inflation.

 Despite the continued scarcity of North Dakota municipal bonds throughout the period, the Fund was able to obtain an adequate supply of high quality bonds of various maturities. Average credit quality remained a lofty AA+. Going forward, we remain committed to our non-interest rate anticipatory style of investing. Rather than betting on the direction of rates, we will continue to seek out the best value among high quality issues of varying maturities. The highest level of current income that is exempt from federal and North Dakota income taxes and is consistent with preservation of capital remains the investment objective of the Fund.

VIKING TAX-FREE FUND FOR NORTH DAKOTA

Growth of a $10,000 Investment
August 3, 1999 through June 30, 2005 (Unaudited)

Comparison of Change in Value of a $10,000 Investment in Viking
Tax-Free Fund for North Dakota vs. the Lehman Brother Municipal Bond
Index

[Comparative index graph]

                              Viking Tax-Free Fund       Viking Tax-Free Fund       Lehman Brothers
                                for North Dakota           for North Dakota          Municipal Bond
                              with max sales charge     without max sales charge         Index
                              ---------------------------------------------------------------------
August 3, 1999                      $ 9,550                    $10,000                 $10,000
October 31, 1999                    $ 9,163                    $ 9,594                 $ 9,817
December 31, 1999                   $ 9,211                    $ 9,644                 $ 9,846
February 28, 2000                   $ 9,227                    $ 9,660                 $ 9,918
April 30, 2000                      $ 9,422                    $ 9,864                 $10,075
June 30, 2000                       $ 9,533                    $ 9,981                 $10,288
August 31, 2000                     $ 9,833                    $10,295                 $10,592
October 31, 2000                    $ 9,965                    $10,434                 $10,652
December 31, 2000                   $10,252                    $10,734                 $10,998
February 28, 2001                   $10,412                    $10,901                 $11,142
April 30, 2001                      $10,303                    $10,795                 $11,121
June 30, 2001                       $10,419                    $10,909                 $11,317
August 31, 2001                     $10,809                    $11,317                 $11,674
October 31, 2001                    $10,825                    $11,334                 $11,772
December 31, 2001                   $10,586                    $11,084                 $11,563
February 28, 2002                   $10,910                    $11,423                 $11,905
April 30, 2002                      $10,934                    $11,448                 $11,899
June 28, 2002                       $11,108                    $11,630                 $12,099
August 31, 2002                     $11,409                    $11,945                 $12,402
October 31, 2002                    $11,452                    $11,990                 $12,463
December 31, 2002                   $11,652                    $12,200                 $12,673
February 28, 2003                   $11,815                    $12,369                 $12,818
April 30, 2003                      $11,868                    $12,426                 $12,910
June 30, 2003                       $12,074                    $12,641                 $13,155
July 31, 2003                       $11,652                    $12,196                 $12,695
August 31, 2003                     $11,761                    $12,314                 $12,790
September 30, 2003                  $12,046                    $12,612                 $13,166
October 31, 2003                    $11,982                    $12,545                 $13,100
November 30, 2003                   $12,087                    $12,656                 $13,237
December 31, 2003                   $12,188                    $12,761                 $13,347
January 31, 2004                    $12,284                    $12,862                 $13,423
February 29, 2004                   $12,450                    $13,035                 $13,625
March 31, 2004                      $12,386                    $12,968                 $13,578
April 30, 2004                      $12,100                    $12,668                 $13,256
May 31, 2004                        $12,026                    $12,591                 $13,208
June 30, 2004                       $12,077                    $12,645                 $13,256
July 31, 2004                       $12,214                    $12,788                 $13,429
August 31, 2004                     $12,435                    $13,019                 $13,698
September 30, 2004                  $12,495                    $13,082                 $13,771
October 31, 2004                    $12,568                    $13,158                 $13,889
November 30, 2004                   $12,497                    $13,084                 $13,775
December 31, 2004                   $12,646                    $13,240                 $13,943
January 31, 2005                    $12,721                    $13,319                 $14,074
February 28, 2005                   $12,719                    $13,316                 $14,027
March 31, 2005                      $12,576                    $13,167                 $13,939
April 30, 2005                      $12,761                    $13,360                 $14,160
May 31, 2005                        $12,864                    $13,469                 $14,260
June 30, 2005                       $12,915                    $13,522                 $14,349


The chart assumes $10,000 invested on August 3, 1999 and includes the effect of a 4.50% front-end sales charge, as applicable and the reinvestment of all dividends and capital gains. It is intended to give you an ideal of how your fund performed compared to the index over the period 08/03/99-06/30/05. It is important to understand the differences between your fund and an index. An index measures the performance of a hypothetical portfolio. A market index such as the Lehman Brothers Municipal Bond Index is not managed and incurs no sales charges, expenses or fees. If you could buy all the securities that make up a market index, you would incur expenses that would affect your investment's return. Returns shown do not reflect the deduction of the taxes that a shareholder would pay on fund distributions or redemption of fund shares. Past performance does not guarantee future results.

Average Annual Total Returns                                        Lifetime
Through June 30, 2005       One-Year   Three-Year   Five Year   (Est. 8/3/99)
- ----------------------------------------------------------------------------
Excluding Sales Charge        6.94%       5.15%        6.26%         5.23%
Including Sales Charge        2.14%       3.55%        5.28%         4.48%

Returns reflect reinvestment of distributions and the effect of a 4.50% front-end sales charge, as applicable. The current maximum sales charge is 3.75%. Therefore, the total returns would have been higher had the current
maximum sales charge been in effect for the stated periods.    Return and
share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns shown do not reflect the deduction of the taxes that a shareholder would pay on fund distributions or redemption of fund shares. Past performance is not a guarantee of future results.

VIKING LARGE-CAP VALUE FUND

By: George C. Pierides, Senior Managing Director, Fox Asset Management, LLC Shannon D. Radke, President

Viking Large-Cap Value Fund provided a return of 5.06% (at net asset value) for the six months ended June 30, 2005.

Stocks worked their way lower in the first quarter of 2005, pressured by surging oil prices and rising interest rates. The economy continued to perform satisfactorily in the face of higher energy and capital costs, although we remain concerned that growth may not be as robust as the consensus expectation. While energy accounts for a lesser portion of GDP than was the case during the oil crises of the 1970's, a continued rise in energy prices should almost certainly retard growth, particularly as it pertains to consumption spending. Continued increases in the cost of money would further serve to dampen economic growth and adversely impact stock valuations. Although corporations are cash-rich following three years of economic growth and productivity gains, we also are concerned that higher energy costs and interest rates may begin to weigh on the tiring consumer segment, which accounts for more than two-thirds of the domestic economy. Despite losses for the major indices during the first quarter, the Fund posted positive results. Our overall emphasis on high quality names served us well. Our healthcare holdings performed well in the quarter as investors moved toward the companies with more stable earnings prospects. Also, our consumer
staples stocks appreciated nicely this quarter.   Additionally, our
substantial underweight of the financial services sector, which we have long maintained, worked well as the Fed's interest rate moves began to negatively affect shares in this sector. Finally, the overweight energy position rebounded impressively from the weakness seen last quarter.

Stocks finished a turbulent second quarter with mixed results, as crude oil futures fluctuated widely and as concerns about inflation and a possible economic slowdown roiled the markets. Signs that the economy may be cooling from its rapid pace of recent years buoyed investor hopes that the Fed may ease off the brakes earlier than expected, leading many investors to bid financial shares higher. Yet, Greenspan & Co. indicated that it would continue to hike rates to keep a lid on inflation, nudging the Fed funds rate to 3.25% on June 30th. This latest action flattened the yield curve even further, thus squeezing banks' net interest margins, especially those of less diversified institutions that depend more heavily on this basic source of income. It appears that while inflation is fairly well contained, bond market investors may be concerned about a future slowdown or recession, caused, perhaps, by climbing energy prices and/or real estate speculation. For the second quarter the Dow had a small loss. The S&P 500 and Nasdaq posted small gains as did the Fund. Healthcare continued to perform well, but weakness in certain of our cyclical names and our underweight to the financial services sector proved to be a drag on results.

Through the first half of the year, we have outperformed the Russell 1000 Value benchmark and the broader market indices by a wide margin as investors continue to migrate to the higher quality, more conservative companies on which the Fund focuses.

Long-term total return and capital preservation remains the investment objective of the Fund.

VIKING LARGE-CAP VALUE FUND

Growth of a $10,000 Investment
August 3, 1999 through June 30, 2005 (Unaudited)

Comparison of Change in Value of a $10,000 Investment in Viking
Large-Cap Value Fund vs. the Russell 1000 Value Index

[Comparative index graph]

                               Viking Large-Cap           Viking Large-Cap         Russell 1000
                                  Value Fund                  Value Fund             Value Index
                              with max sales charge     without max sales charge
                              ---------------------------------------------------------------------
August 3, 1999                      $ 9,475                    $10,000                 $10,000
October 31, 1999                    $ 9,147                    $ 9,650                 $ 9,875
December 31, 1999                   $ 9,406                    $ 9,924                 $ 9,845
February 28, 2000                   $ 8,057                    $ 8,500                 $ 8,816
April 30, 2000                      $ 9,292                    $ 9,803                 $ 9,777
June 30, 2000                       $ 9,245                    $ 9,753                 $ 9,428
August 31, 2000                     $ 9,957                    $10,505                 $10,078
October 31, 2000                    $10,252                    $10,816                 $10,420
December 31, 2000                   $10,598                    $11,181                 $10,535
February 28, 2001                   $10,483                    $11,059                 $10,282
April 30, 2001                      $11,018                    $11,624                 $10,405
June 30, 2001                       $10,665                    $11,251                 $10,403
August 31, 2001                     $10,368                    $10,938                 $ 9,965
October 31, 2001                    $ 9,431                    $ 9,949                 $ 9,184
December 31, 2001                   $10,308                    $10,875                 $ 9,947
February 28, 2002                   $10,298                    $10,865                 $ 9,886
April 30, 2002                      $10,471                    $11,047                 $ 9,998
June 28, 2002                       $ 9,588                    $10,115                 $ 9,472
July 31, 2002                       $ 8,571                    $ 9,042                 $ 8,591
August 31, 2002                     $ 8,542                    $ 9,012                 $ 8,656
September 30, 2002                  $ 7,486                    $ 7,898                 $ 7,693
October 31, 2002                    $ 7,697                    $ 8,121                 $ 8,263
November 30, 2002                   $ 8,302                    $ 8,759                 $ 8,784
December 31, 2002                   $ 7,929                    $ 8,365                 $ 8,403
January 31, 2003                    $ 7,668                    $ 8,090                 $ 8,199
February 28, 2003                   $ 7,417                    $ 7,825                 $ 7,980
March 31, 2003                      $ 7,349                    $ 7,753                 $ 7,994
April 30, 2003                      $ 7,890                    $ 8,324                 $ 8,697
May 31, 2003                        $ 8,413                    $ 8,875                 $ 9,259
June 30, 2003                       $ 8,606                    $ 9,079                 $ 9,375
July 31, 2003                       $ 8,606                    $ 9,079                 $ 9,514
August 31, 2003                     $ 8,828                    $ 9,314                 $ 9,663
September 30, 2003                  $ 8,645                    $ 9,120                 $ 9,568
October 31, 2003                    $ 9,138                    $ 9,640                 $10,154
November 30, 2003                   $ 9,351                    $ 9,865                 $10,291
December 31, 2003                   $ 9,786                    $10,324                 $10,926
January 31, 2004                    $ 9,806                    $10,345                 $11,118
February 29, 2004                   $10,049                    $10,601                 $11,356
March 31, 2004                      $ 9,883                    $10,427                 $11,257
April 30, 2004                      $ 9,845                    $10,386                 $10,982
May 31, 2004                        $ 9,932                    $10,478                 $11,094
June 30, 2004                       $10,175                    $10,735                 $11,356
July 31, 2004                       $ 9,786                    $10,324                 $11,196
August 31, 2004                     $ 9,757                    $10,294                 $11,355
September 30, 2004                  $ 9,874                    $10,417                 $11,531
October 31, 2004                    $ 9,971                    $10,519                 $11,723
November 30, 2004                   $10,428                    $11,002                 $12,316
December 31, 2004                   $10,631                    $11,215                 $12,728
January 31, 2005                    $10,523                    $11,102                 $12.502
February 28, 2005                   $11,061                    $11,669                 $12,921
March 31, 2005                      $11,041                    $11,648                 $12,739
April 30, 2005                      $10,738                    $11,329                 $12,510
May 31, 2005                        $11,031                    $11,638                 $12,812
June 30, 2005                       $11,168                    $11,782                 $12,952

The chart assumes $10,000 invested on August 3, 1999 and includes the effect of a 5.25% front-end sales charge, as applicable and the reinvestment of all dividends and capital gains. It is intended to give you an ideal of how your fund performed compared to the index over the period 08/03/99-06/30/05. It is important to understand the differences between your fund and an index. An index measures the performance of a hypothetical portfolio. A market index such as the Russell 1000 Value Index is not managed and incurs no sales charges, expenses or fees. If you could buy all the securities that make up a market index, you would incur expenses that would affect your investment's return. Returns shown do not reflect the deduction of the taxes that a shareholder would pay on fund distributions or redemption of fund shares. Past performance does not guarantee future results.

Average Annual Total Returns                                        Lifetime
Through June 30, 2005       One-Year   Three-Year   Five Year   (Est. 8/3/99)
- ----------------------------------------------------------------------------
Excluding Sales Charge        9.76%       5.22%        3.85%         2.81%
Including Sales Charge        3.99%       3.35         2.74%         1.88%

Returns reflect reinvestment of distributions and the effect of a 4.50% front-end sales charge, as applicable. Return and share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns shown do not reflect the deduction of the taxes that a shareholder would pay on fund distributions or redemption of fund shares. Past performance is not a guarantee of future results.

VIKING SMALL-CAP VALUE FUND

By:  George C. Pierides, Senior Managing Director, Fox Asset Management, LLC
        Shannon D. Radke, President

Viking Small-Cap Value Fund provided a return of 0.90% (at net asset value) for the six months ended June 30, 2005.

Stocks worked their way lower in the first quarter of 2005, pressured by surging oil prices and rising interest rates. The economy continued to perform satisfactorily in the face of higher energy and capital costs, although we remain concerned that growth may not be as robust as the consensus expectation. While energy accounts for a lesser portion of GDP than was the case during the oil crises of the 1970's, a continued rise in energy prices should almost certainly retard growth, particularly as it pertains to consumption spending. Continued increases in the cost of money would further serve to dampen economic growth and adversely impact stock valuations. Although corporations are cash-rich following three years of economic growth and productivity gains, we also are concerned that higher energy costs and interest rates may begin to weigh on the tiring consumer segment, which accounts for more than two-thirds of the domestic economy. Small-cap stocks succumbed to the same pressures that affected the major stock-market indices in the first quarter with the Russell 2000 Value Index declining 4.0%. Although those pressures were too much for the Fund to overcome fully, our exposure to energy and underweight to financial services and technology stocks aided results with the Fund posting a smaller loss.

Stocks finished a turbulent second quarter with mixed results, as crude oil futures fluctuated widely and as concerns about inflation and a possible economic slowdown roiled the markets. Signs that the economy may be cooling from its rapid pace of recent years buoyed investor hopes that the Fed may ease off the brakes earlier than expected, leading many investors to bid financial shares higher. Yet, Greenspan & Co. indicated that it would continue to hike rates to keep a lid on inflation, nudging the Fed funds rate to 3.25% on June 30th. This latest action flattened the yield curve even further, thus squeezing banks' net interest margins, especially those of less diversified institutions that depend more heavily on this basic source of income. It appears that while inflation is fairly well contained, bond market investors may be concerned about a future slowdown or recession, caused, perhaps, by climbing energy prices and/or real estate speculation. For the second quarter the Dow had a small loss. The S&P 500 and Nasdaq posted small gains. Small-cap stocks rebounded in the second quarter with the Russell 2000 Value Index gaining 5.1%. The Fund lagged the strong small-cap market, following its outperformance in the down market of the first quarter. Weakness in certain of our cyclical names and our underweight to the financial services sector proved to be a drag on results.

We continue to seek higher-quality companies whose earnings are not as affected by economic slowdowns as are those whose earnings are far more sensitive to changes in economic activity. Indeed, consistent earnings growth is one of several markers of higher-quality companies, in our view. And it is such companies that dominate our portfolio through all phases of economic and stock market cycles but which take on greater importance in such an environment.

Long-term total return and capital preservation remains the investment objective of the Fund.

VIKING SMALL-CAP VALUE FUND

Growth of a $10,000 Investment
May 3, 1999 through June 30, 2005 (Unaudited)

Comparison of Change in Value of a $10,000 Investment in Viking
Small-Cap Value Fund vs. the Russell 2000 Value Index

[Comparative index graph]

                               Viking Small-Cap           Viking Small-Cap         Russell 2000
                                  Value Fund                  Value Fund            Value Index
                              with max sales charge     without max sales charge
                              ---------------------------------------------------------------------
May 3, 2001                         $ 9,475                    $10,000                 $10,000
June 30, 2001                       $ 9,697                    $10,230                 $10,665
July 31, 2001                       $ 9,421                    $ 9,940                 $10,426
August 31, 2001                     $ 9,299                    $ 9,810                 $10,390
September 30, 2001                  $ 8,227                    $ 8,680                 $ 9,243
October 31, 2001                    $ 8,682                    $ 9,160                 $ 9,484
November 30, 2001                   $ 9,204                    $ 9,710                 $10,166
December 31, 2001                   $ 9,725                    $10,260                 $10,788
January 31, 2002                    $ 9,839                    $10,380                 $10,932
February 28, 2002                   $ 9,754                    $10,290                 $10,998
March 31, 2002                      $10,597                    $11,180                 $11,821
April 30, 2002                      $10,891                    $11,490                 $12,238
May 31, 2002                        $10,768                    $11,360                 $11,833
June 28, 2002                       $10,332                    $10,900                 $11,571
July 31, 2002                       $ 8,910                    $ 9,400                 $ 9,852
August 31, 2002                     $ 8,986                    $ 9,480                 $ 9,808
September 30, 2002                  $ 8,569                    $ 9,040                 $ 9,108
October 31, 2002                    $ 8,682                    $ 9,160                 $ 9,245
November 30, 2002                   $ 9,137                    $ 9,640                 $ 9,982
December 31, 2002                   $ 8,863                    $ 9,350                 $ 9,556
January 31, 2003                    $ 8,474                    $ 8,940                 $ 9,287
February 28, 2003                   $ 8,483                    $ 8,950                 $ 8,975
March 31, 2003                      $ 8,626                    $ 9,100                 $ 9,070
April 30, 2003                      $ 9,156                    $ 9,660                 $ 9,932
May 31, 2003                        $ 9,668                    $10,200                 $10,946
June 30, 2003                       $ 9,829                    $10,370                 $11,132
July 31, 2003                       $10,218                    $10,780                 $11,687
August 31, 2003                     $10,692                    $11,280                 $12,131
September 30, 2003                  $10,502                    $11,080                 $11,991
October 31, 2003                    $11,175                    $11,790                 $12,969
November 30, 2003                   $11,555                    $12,190                 $13,467
December 31, 2003                   $11,782                    $12,430                 $13,954
January 31, 2004                    $11,839                    $12,490                 $14,437
February 29, 2004                   $12,028                    $12,690                 $14,716
March 31, 2004                      $12,047                    $12,710                 $14,920
April 30, 2004                      $11,848                    $12,500                 $14,148
May 31, 2004                        $11,924                    $12,580                 $14,319
June 30, 2004                       $12,645                    $13,340                 $15,046
July 31, 2004                       $12,237                    $12,910                 $14,354
August 31, 2004                     $12,265                    $12,940                 $14,495
September 30, 2004                  $12,664                    $13,360                 $15,069
October 31, 2004                    $12,758                    $13,460                 $15,303
November 30, 2004                   $13,602                    $14,350                 $16,661
December 31, 2004                   $13,886                    $14,649                 $17,058
January 31, 2005                    $13,394                    $14,131                 $16,398
February 28, 2005                   $13,857                    $14,619                 $16,724
March 31, 2005                      $13,674                    $14,426                 $16,380
April 30, 2005                      $13,066                    $13,785                 $15,535
May 31, 2005                        $13,799                    $14,558                 $16,482
June 30, 2005                       $14,011                    $14,782                 $17,211

The chart assumes $10,000 invested on May 3, 2001 and includes the effect of a 5.25% front-end sales charge, as applicable and the reinvestment of all dividends and capital gains. It is intended to give you an ideal of how your fund performed compared to the index over the period 05/03/01-06/30/05. It is important to understand the differences between your fund and an index. An index measures the performance of a hypothetical portfolio. A market index such as the Russell 2000 Value Index is not managed and incurs no sales charges, expenses or fees. If you could buy all the securities that make up a market index, you would incur expenses that would affect your investment's return. Returns shown do not reflect the deduction of the taxes that a shareholder would pay on fund distributions or redemption of fund shares. Past performance does not guarantee future results.

Average Annual Total Returns                                  Lifetime
Through June 30, 2005          One-Year   Three-Year    (Est. 5/3/01)
- ----------------------------------------------------------------------
Excluding Sales Charge              10.81%      10.69%          9.83%
Including Sales Charge               4.98%       8.73%          8.43%

Returns reflect reinvestment of distributions and the effect of a 4.50% front-end sales charge, as applicable. Return and share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns shown do not reflect the deduction of the taxes that a shareholder would pay on fund distributions or redemption of fund shares. Past performance is not a guarantee of future results.

VIKING MUTUAL FUNDS
Statement of Investments (Unaudited)
June 30, 2005

Viking Tax-Free Fund for Montana

                                                                                 PRINCIPAL             MARKET
                                                                                  AMOUNT               VALUE
MUNICIPAL BONDS  95.0%
General Obligations  19.3%
Bozeman MT Ser A  4.95%  07/01/20                                                170,000              $181,586
Butte Silver Bow MT City & Cnty (AMBAC)  4.75%  07/01/11                         210,000               229,601
Cascade Cnty MT High Sch A Great Falls  2.85%  07/01/05                          225,000               225,000
Cascade Cnty MT High Sch A Great Falls  3.15%  07/01/06                          100,000               100,475
Flathead Cnty MT Sch Dist No. 6 Columbia Falls  5.65%  07/01/19                   75,000                82,398
Kalispell MT (MBIA)  4.625%  07/01/05                                            130,000               130,000
Misoula MT Ser A (FSA)  3.00%   07/01/09                                         250,000               253,755
MT St Long Range Building Pg-Ser G   4.00%   08/01/13                            250,000               259,435
MT St Long Range Building Pg - Ser G  4.00%  08/01/16                            250,000               257,155
MT St Water Pollution Ctl  5.60%  07/15/20                                       100,000               110,144
Puerto Rico Mun Fin Agy Ser A (FSA)  5.50%  08/01/23                             250,000               271,255
Ravalli Cnty MT Sch Dist No. 003 Hamilton (FSA)  4.00%  07/01/16                  80,000                82,123
Ravalli Cnty MT Sch Dist No. 003 Hamilton (FSA)  4.65%  07/01/09                 105,000               110,325
Yellowstone & Carbon Cntys Elem Sch Dist (MBIA) 4.25% 07/01/24                   200,000               202,764
                                                                                                     ---------
                                                                                                     2,496,016
                                                                                                     ---------
Continuing Care Revenue Bonds  1.9%
MT Fac Fin Auth Marias Med Ctr  3.80%  01/01/10                                  175,000               175,585
MT St Hlth Facs Auth Rev Hillcrest Sr Ctr  6.90%  06/01/15                        30,000                31,257
MT St Hlth Facs Auth Rev Hillcrest Sr Ctr  7.25%  06/01/25                        35,000                36,817
                                                                                                     ---------
                                                                                                       243,659
                                                                                                     ---------
Higher Education Revenue Bonds  13.6%
MT St Hgher Ed Stud Assist Corp Rev Ser B  6.40%  12/01/32                       415,000               443,701
MT St Brd Regents (MSU) Rev Facs Imp-E (AMBAC) 5.00% 11/15/21                     80,000                85,010
MT Brd Regents (U of M) Hgher Ed Rev Ser F (MBIA) 5.75%  05/15/24                150,000               169,806
Puerto Rico Tour Edl Med & Env Facs Mendez Univ  5.375% 02/01/19                  75,000                79,358
*Univ of MT Revs Facs Acq & Imp Ser C (MBIA)  5.00%  11/15/17                    140,000               143,587
Univ of MT Revs Higher Ed Facs Imp Ser D (MBIA)  5.375%  05/15/15                 75,000                79,788
Univ of MT Revs Higher Ed Facs Imp Ser D (MBIA) 5.375%  05/15/19                 370,000               423,332
Univ Puerto Rico Revs Ser O (MBIA)  5.75%  06/01/17                              300,000               335,634
                                                                                                     ---------
                                                                                                     1,760,216
                                                                                                     ---------
Hospital Revenue Bonds  21.7%
MT Hlth Fac Fin Auth Rev Mstr Ln Program Comm Med Ctr  5.20%  12/01/21           145,000               151,647
MT Fac Fin Auth Providence Serv (MBIA)  4.60%  12/01/18                          150,000               159,810
MT Fac Fin Auth Providence Serv (MBIA)  5.00%  12/01/18                          500,000               535,000
MT Fac Fin Auth Providence Serv (MBIA)  4.80%  12/01/20                          200,000               214,758
*MT Hlth Fac Auth Sisters Chrty Leavenworth (MBIA)  5.125%  12/01/18             200,000               214,860
MT Hlth Fac Auth Sisters Chrty Leavenworth (MBIA)  5.00%  12/01/24               515,000               537,588
MT St Hlth Fac Auth Rev Comm Med Ctr  6.375%  06/01/18                           370,000               383,020
MT St Hlth Fac Auth Rev Holy Rosary Pre-Ref (MBIA)  5.25%  07/01/20              130,000               130,000
*MT St Hlth Fac Auth Rev Kalispell Med Ctr (AMBAC)  5.00%  07/01/16              450,000               478,525
                                                                                                     ---------
                                                                                                     2,805,208
                                                                                                     ---------
Housing Revenue Bonds  14.4%
*MT St Brd Hsg Sngle Fam Mtg Ser A-2  5.75%  06/01/30                             80,000                80,208
*MT St Brd Hsg Sngle Fam Ser A-2  5.50%  12/01/20                                 95,000                95,439
*MT St Brd Hsg Sngle Fam Ser A-2  5.60%  12/01/23                                 75,000                75,413
MT St Brd Hsg Sngle Fam Ser A-2  5.20%  12/01/22                                 130,000               134,261
MT St Brd Hsg Sngle Fam Ser B-2  4.85%  12/01/15                                 135,000               138,957
MT St Brd Hsg Sngle Fam Prog Ser C  3.95%  06/01/11                              190,000               194,505
MT St Brd Hsg Sngle Fam Prog Ser B  4.55%  12/01/11                              400,000               415,724
MT St Brd Hsg Sngle Fam Mtg Ser A  4.30%  06/01/12                               250,000               254,002
MT St Brd Hsg Sngle Fam Mtg Ser A  4.30%  12/01/12                               480,000               488,688
                                                                                                     ---------
                                                                                                     1,608,883
                                                                                                     ---------
Psychiatric and Substance Abuse Hospital Bonds 9.4%
MT Fac Fin Auth Developmental Ctr Prog  4.50%  06/01/16                          250,000               257,785
MT Fac Fin Auth Developmental Ctr Prog  4.75%  06/01/19                          170,000               178,262
MT Fac Fin Auth Childrens Home  4.55%  01/01/17                                  250,000               254,323
MT St Hlth Fac Auth Hlth Care Rev State Hosp  (AMBAC)  5.00%  06/01/22           500,000               526,870
                                                                                                     ---------
                                                                                                     1,217,240
                                                                                                     ---------
Transportation Revenue Bonds  4.1%
MT St Dept Trans Rev Grant Antic Hwy 93  (MBIA)  4.00%  06/01/14                 250,000               257,288
Puerto Rico Hwy & Trans Auth Rev Ser G  (FGIC)  5.25%  07/01/20                  250,000               275,525
                                                                                                     ---------
                                                                                                       532,813
                                                                                                     ---------
Water Revenue Bonds 0.8%
Great Falls MT Wtr Sys Rev Ref Ser A (AMBAC)  3.85%  08/01/08                    100,000               102,968
                                                                                                     ---------
                                                                                                       102,968
                                                                                                     ---------
Other Revenue Bonds  9.8%
MT St Brd Invt Refunded 1996 Pay Tax (MBIA)  6.875%  06/01/20                    105,000               115,446
MT St Brd Invt Refunded 1996 Pay Tax (MBIA)  6.875%  06/01/20                    105,000               115,406
Puerto Rico Childrens Trust Fund Tobacco Settlement Rev  6.00%  07/01/26         195,000               221,413
Puerto Rico Comwlth Aqueduct & Swr Auth Rev  (MBIA)  5.00%  07/01/19             125,000               130,377
Puerto Rico Comwlth Infra Fing Auth Ser A (AMBAC)  5.00%  07/01/21               250,000               265,133
Puerto Rico Comwlth Inf Fin Auth Ser A (AMBAC)  5.25%  07/01/10                  100,000               107,493
Puerto Rico Pub Fin Corp Ser A (MBIA)  5.50%  08/01/17                           275,000               310,621
                                                                                                     ---------
                                                                                                     1,265,889
                                                                                                    ----------

Total Municipal Bonds (cost $11,996,221)                                                            12,301,206

SHORT-TERM INVESMENTS 2.0%
Federated Municipal Obligations Fund #852                                        100,000               100,000
Franklin Double Tax-Free Income Fund                                              12,323               149,350
                                                                                                    ----------
Total Short-Term Investments (cost: $248,725)                                                          249,350
                                                                                                     ---------

TOTAL MARKET VALUE OF  SECURITIES OWNED  97.0%  (COST $12,244,946)                                  12,550,556

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES  3.0%                                                  393,457
                                                                                                   -----------
NET ASSETS APPLICABLE TO 1,269,248 SHARES (0.001 PAR VALUE) OUTSTANDING - 100.0%                   $12,944,013
                                                                                                   ===========

*Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.
The accompanying notes are an integral part of these financial statements.

Summary of Abbreviations:
AMBAC  Insured by the AMBAC Indemnity Corporation
FGIC  Insured by the Financial Guaranty Insurance Company
FSA  Insured by Financial Security Assurance
MBIA  Insured by the Municipal Bond Insurance Association



VIKING MUTUAL FUNDS
Statement of Investments (Unaudited)
June 30, 2005

Viking Tax-Free Fund for North Dakota

                                                                                 PRINCIPAL             MARKET
                                                                                  AMOUNT               VALUE
MUNICIPAL BONDS  98.0%

General Obligations  23.7%
*Bismarck ND Ref & Imp - Ser L  4.00%  06/01/07                                   75,000               $75,105
Bismarck ND Ref & Imp - Ser P  2.90%  05/01/12                                   100,000                97,608
Bismarck ND Pub Sch Dist No 1 (FGIC)  4.50%  05/01/16                             55,000                56,655
*Fargo ND Ref & Imp - Ser B (FGIC)  5.125%  05/01/17                              60,000                63,137
Fargo ND Ref & Impt Ser D (MBIA) 5.00% 05/01/28                                  200,000               209,980
Hillsboro ND Pub Sch Dist No. 9 (FSA)  4.85%  06/01/19                            50,000                51,672
*Jamestown ND Pub Sch Dist No. 011 (FGIC)  4.60%  05/01/15                        50,000                52,191
*Mandan ND Ref & Imp - Ser B (MBIA)  5.00%  05/01/16                              70,000                71,669
Mandan ND Ref Impt Ser C (AMBAC) 4.00% 05/01/18                                  150,000               153,052
Puerto Rico Commonwealth (MBIA)  5.375%  07/01/25                                 50,000                52,472
Wahpeton ND Pub Sch Dist No 37 (FSA)  4.10%  05/01/15                            100,000               101,547
*West Fargo ND Ref & Imp  5.00%  05/01/08                                        250,000               264,757
West Fargo ND Ref & Impt (AMBAC)  4.00%  05/01/15                                200,000               205,550
West Fargo ND Pub Sch Dist No. 006 (FGIC)  5.00%  05/01/14                        50,000                54,039
                                                                                                     ---------
                                                                                                     1,509,434
                                                                                                     ---------
Building Authority Revenue Bonds  5.7%
Fargo ND Bldg Auth Lease Rev Ser A  5.00%  05/01/20                               50,000                52,948
ND St Bldg Auth Lease Rev Ser A (MBIA)  5.00%  12/01/17                           50,000                53,233
ND St Bldg Auth Lease Rev Ser A (MBIA)  5.00%  12/01/16                           50,000                53,634
ND St Bldg Auth Lease Rev Ser A (MBIA)  5.20%  12/01/19                           90,000                96,695
ND St Bldg Auth Lease Rev Ser C  (AMBAC)   4.20%  08/15/13                       100,000               103,979
                                                                                                     ---------
                                                                                                       360,489
                                                                                                     ---------
Education Revenue Bonds  6.5%
Fargo ND School District Bldg Auth Rev (MBIA)  5.50%  05/01/14                    50,000                53,847
Minot Pub School District No 1 Bldg Auth 4.80% 05/01/23                          250,000               257,867
West Fargo Pub School District Bldg Auth Lease Rev 4.20% 05/01/17                100,000               101,189
                                                                                                     ---------
                                                                                                       412,903
                                                                                                     ---------
Higher Education Revenue Bonds  14.7%
Fargo ND Lease Rev NDSU Lease Oblig Ser-A  (AMBAC)  3.50%  05/01/09               60,000                60,503
ND St Brd Hgher Ed Rev Hsg & Aux Facs UND (FGIC)  5.00%  04/01/18                250,000               268,558
ND St Brd Hgher Ed Rev Hsg & Aux Facs UND (FGIC)  4.375%  04/01/26               100,000               101,476
ND St Brd Hgher Ed Rev Hsg & Aux Facs NSDU (FGIC) 4.00% 04/01/15                 150,000               154,118
ND St Brd Hgher Ed Rev Hsg & Aux BSC  4.75%  05/01/19                            100,000                99,972
Puerto Rico Tour Edl Med & Env Facs Mendez Univ  5.375%  02/01/19                 25,000                26,453
Univ Puerto Rico Revs Ser O (MBIA)  5.75%  06/01/17                              200,000               223,756
                                                                                                     ---------
                                                                                                       934,836
                                                                                                     ---------
Hospital Revenue Bonds  12.8%
Burleigh Cnty ND Hlth Care MedCenter One (MBIA)  5.25%  05/01/12                 325,000               344,636
Fargo ND Hlth Sys Rev Meritcare Ser A (MBIA) 5.375% 06/01/27                     100,000               105,418
Fargo ND Hlth Sys Rev Meritcare Obl (FSA)  5.375%  06/01/15                       65,000                69,909
Fargo ND Hlth Sys Rev Meritcare Obl (AMBAC)  4.125%  06/01/11                    150,000               156,489
Fargo ND Hlth Sys Rev Meritcare Obl (AMBAC)  5.00%  06/01/22                      45,000                46,792
Grand Forks ND Hlth Care Altru Hlth Obl Group (MBIA)  5.60%  08/15/17             20,000                21,116
Grand Forks ND Hlth Care Altru Hlth Obl Group  7.125%  08/15/24                   20,000                21,883
Valley City ND Rev Ref Lutheran Hlth Ser A-5 (MBIA)  4.20%  01/01/06              25,000                25,110
Ward Cnty ND Hlth Care Facs Rev Trinity Obl Group - B  6.00%  07/01/10            25,000                26,275
                                                                                                     ---------
                                                                                                       817,628
                                                                                                     ---------
Housing Revenue Bonds  13.6%
Fargo ND Multifam Rev Ref Hsg Trollwood Village  6.90%  09/01/13                  25,000                25,473
ND St Hsg Fin Agy Home Mtg Ser B  3.50%   07/01/10                               295,000               296,767
ND St Hsg Fin Agy Rev Home Mtg Prog C  4.90%   07/01/15                          150,000               156,317
ND St Hsg Fin Agy Rev Hsg Fin Home Mtg-C-RMK  6.10% 01/01/15                     200,000               203,052
ND St Hsg Fin Agy Hsg Fin Home MTG-C-RMK  6.10%  07/01/28                         10,000                10,000
ND St Hsg Fin Agy Rev Hsg Fin Pg Home Mtg B  5.85%  07/01/28                       5,000                 5,000
ND St Hsg Fin Agy Rev Hsg Fin Pg Home Mtg D  5.05%  01/01/06                      10,000                10,015
ND St Hsg Fin Agy Rev Hsg Fin Pg Home Mtg A  5.25%  07/01/18                      70,000                60,123
*ND St Hsg Fin Agy Rev Hsg Fin Pg Home Mtg A  5.55%  07/01/22                     95,000                96,711
                                                                                                     ---------
                                                                                                       863,458
                                                                                                     ---------
Transportation Revenue Bonds  2.5%
Guam Intl Arpt Auth Ser C (MBIA) 5.375%  10/01/17                                150,000               164,127
                                                                                                     ---------
                                                                                                       164,127
                                                                                                     ---------
Water Revenue Bonds  5.6%
ND St Water Comm Rev Water Dev & Mgmt Prg Ser A (MBIA)  5.50%  08/01/10           50,000                56,229
ND St Water Comm Rev Ref Prog Ser A (MBIA)  4.00%  08/01/13                      150,000               148,688
South Central Reg Water Dist Burleigh Cnty Rev 5.00% 10/01/23                    150,000               147,906
                                                                                                     ---------
                                                                                                       359,145
                                                                                                     ---------
Other Revenue Bonds  12.9%
Grand Forks ND Sales Tax Rev Aurora Project Ser A (MBIA)  5.625%  12/15/29       185,000               195,634
*Grand Forks ND Sales Tax Rev Dike Imp (AMBAC)  4.50%  09/01/10                   50,000                52,829
Grand Forks ND Sales Tax Rev Dike Imp (AMBAC)  5.00%  09/01/17                   145,000               155,805
Grand Forks ND Sales Tax Rev (MBIA)  3.50%  12/15/10                             150,000               152,514
ND St Muni Bond Bank Cap Fing Prog 6.00%  06/01/21                                25,000                26,181
ND St Muni Bond Bank St Revolv Fund Prog - Ser A  4.90%  10/01/18                 50,000                52,216
Puerto Rico Childrens Trust Fund Tobacco Settlement Rev  6.00%  07/01/26          15,000                17,032
Puerto Rico Pub Fin Corp Ser A (MBIA) 5.375%  08/01/24                           150,000               167,680
                                                                                                     ---------
                                                                                                       819,891
                                                                                                     ---------

Total Municipal Bonds (cost $6,110,348)                                                              6,241,911

SHORT-TERM INVESMENTS 1.0%
Federated Municipal Obligations Fund #852                                         66,000                66,000
                                                                                                    ----------
Total Short-Term Investments (cost: $66,000)                                                            66,000
                                                                                                     ---------


TOTAL MARKET VALUE OF SECURITIES OWNED  99.0% (COST $6,176,348)                                      6,307,911

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES  1.0%                                                   60,056
                                                                                                    ----------

NET ASSETS APPLICABLE TO 616,985 SHARES (0.001 PAR VALUE) OUTSTANDING - 100.00%                     $6,367,967
                                                                                                    ==========

*Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.
The accompanying notes are an integral part of these financial statements.

Summary of Abbreviations:
AMBAC Insured by the AMBAC Indemnity Corporation
FGIC Insured by the Financial Guaranty Insurance Company
FSA Insured by Financial Security Assurance
MBIA Insured by the Municipal Bond Insurance Association

VIKING MUTUAL FUNDS
Statement of Investments (Unaudited)
June 30, 2005

Viking Large-Cap Value Fund

                                                                 SHARES                 VALUE
Common Stocks  88.9%
Appliance & Tool 2.0%
Whirlpool                                                          900                 $63,099
                                                                                      --------
                                                                                        63,099
                                                                                      --------
Banks/Financial Services  12.9%
Bank of America                                                  1,400                  63,854
Citigroup                                                        2,300                 106,329
JP Morgan Chase                                                    800                  28,256
Merrill Lynch                                                      600                  33,006
Morgan Stanley                                                   1,000                  52,470
National City                                                    1,000                  34,120
U.S. Bancorp                                                     1,600                  46,720
Washington Mutual                                                1,200                  48,828
                                                                                      --------
                                                                                       413,583
                                                                                      --------
Building Materials  2.7%
Masco Corporation                                                2,700                  85,752
                                                                                      --------
                                                                                        85,752
                                                                                      --------
Chemical  1.0%
Dow Chemical                                                       700                  31,171
                                                                                      --------
                                                                                        31,171
                                                                                      --------
Computer/Communications Related  5.2%
Hewlett-Packard                                                  3,000                  70,530
International Rectifier*                                         2,000                  95,440
                                                                                      --------
                                                                                       165,970
                                                                                      --------
Drug  5.2%
Merck                                                            2,000                  61,600
Phizer                                                           3,800                 104,804
                                                                                      --------
                                                                                       166,404
                                                                                      --------
Drug Distribution  4.3%
Amerisource Bergen                                                 500                  34,575
CVS Corp.                                                        3,600                 104,652
                                                                                      --------
                                                                                       139,227
                                                                                      --------
Energy  13.5%
Anadarko Petroleum                                               1,000                  82,150
Apache                                                           1,300                  83,980
ChevronTexaco                                                    1,600                  89,472
ConocoPhillips                                                   2,000                 114,980
Exxon Mobil                                                      1,100                  63,217
                                                                                      --------
                                                                                       433,799
                                                                                      --------
Entertainment 1.6%
Disney                                                           2,100                  52,878
                                                                                      --------
                                                                                        52,878
                                                                                      --------
Food 3.5%
Dean Foods*                                                      1,900                  66,956
Sara Lee                                                         2,300                  45,563
                                                                                      --------
                                                                                       112,519
                                                                                      --------
Household Products  2.5%
Kimberly-Clark                                                   1,300                  81,367
                                                                                      --------
                                                                                        81,367
                                                                                      --------
Industrial Products  2.4%
Ingersoll-Rand                                                   1,100                  78,485
                                                                                      --------
                                                                                        78,485
                                                                                      --------
Insurance  5.0%
Hartford Financial Services Group                                  800                  59,824
MBIA, Inc.                                                         700                  41,517
Partnerre Ltd.                                                     900                  57,978
                                                                                      --------
                                                                                       159,319
                                                                                      --------
Medical Services / Supplies  3.8%
Health Management Associates                                     2,100                  54,978
Triad Hospital*                                                  1,200                  65,568
                                                                                      --------
                                                                                       120,546
                                                                                      --------
Metals  3.0%
ALCOA                                                            2,800                  73,164
Rio Tinto Plc ADR                                                  200                  24,384
                                                                                      --------
                                                                                        97,548
                                                                                      --------
Multi-Industry  3.0%
Honeywell                                                          800                  29,304
ITT Industries                                                     700                  68,341
                                                                                      --------
                                                                                        97,645
                                                                                      --------
Packaging  2.7%
Sealed Air*                                                      1,700                  84,643
                                                                                      --------
                                                                                        84,643
                                                                                      --------
Retail  1.6%
BJ's Wholesale*                                                  1,600                  51,984
                                                                                      --------
                                                                                        51,984
                                                                                      --------
Telecommunications  1.7%
Verizon Communications                                           1,600                  55,280
                                                                                      --------
                                                                                        55,280
                                                                                      --------
Transportation  4.2%
Canadian Pacific                                                   900                  31,059
Union Pacific                                                    1,600                 103,680
                                                                                      --------
                                                                                       134,739
                                                                                      --------
Utilities  7.1%
American Electric Power                                          1,800                  66,366
Dominion Resources                                               1,300                  95,407
Public Service Enterprise Group                                  1,100                  66,902
                                                                                      --------
                                                                                       228,675
                                                                                      --------

Total Common Stocks (Cost $2,241,137)                                                2,854,633

SHORT-TERM INVESTMENTS 9.2%
Federated Prime Value Obligations #853                         140,000                 140,000
Federated Treasury Cash Reserves  #125                         156,000                 156,000
                                                                                    ----------
Total Short-Term Investments (cost: $296,000)                                          296,000
                                                                                    ----------
TOTAL MARKET VALUE OF SECURITIES OWNED  98.1% (COST $2,537,137)                      3,150,633

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES  1.9%                                   60,983
                                                                                    ----------
NET ASSETS APPLICABLE TO 280,966 SHARES ($0.001 PAR VALUE)
     OUTSTANDING 100.0%                                                             $3,211,616
                                                                                    ==========

*Non-income producing investments.

The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Statement of Investments (Unaudited)
June 30, 2005

Viking Small-Cap Value Fund

                                                                 SHARES                 VALUE
Common Stocks  89.5%
Auto Related  2.6%
Borg Warner                                                      1,000                 $53,670
                                                                                      --------
                                                                                        53,670
                                                                                      --------
Basic Materials  5.2%
Albany International                                             2,000                  64,220
Maverick Tube                                                    1,500                  44,700
                                                                                      --------
                                                                                       108,920
                                                                                      --------
Cement  2.4%
Lafarge                                                            800                  49,952
                                                                                      --------
                                                                                        49,952
                                                                                      --------
Chemical  3.0%
RPM                                                              3,400                  62,084
                                                                                      --------
                                                                                        62,084
                                                                                      --------
Computer/Communications Related  2.0%
International Rectifier*                                           900                  42,948
                                                                                      --------
                                                                                        42,948
                                                                                      --------
Construction/Engineering  1.6%
Granite Construction                                             1,200                  33,720
                                                                                      --------
                                                                                        33,720
                                                                                      --------
Drug Distribution  2.1%
Par Pharmaceutical Companies*                                    1,400                  44,534
                                                                                      --------
                                                                                        44,534
                                                                                      --------
Electrical Equipment  3.0%
Belden CDT                                                       3,000                  63,600
                                                                                      --------
                                                                                        63,600
                                                                                      --------
Electronics  3.5%
Bel Fuse Cl. B                                                   1,400                  42,784
Technitrol                                                       2,100                  29,673
                                                                                      --------
                                                                                        72,457
                                                                                      --------
Energy  14.0%
Cimarex Energy                                                     600                  23,346
Newfield Exploration*                                            1,600                  63,824
Piedmont Natural Gas                                             3,000                  72,060
Questar                                                          1,300                  85,670
Spinnaker Explorations*                                          1,400                  49,686
                                                                                      --------
                                                                                       294,586
                                                                                      --------
Food Processing 2.0%
Performance Food Group*                                          1,400                  42,294
                                                                                      --------
                                                                                        42,294
                                                                                      --------
Food Wholesalers/Retailers  0.8%
SuperValue                                                         500                  16,305
                                                                                      --------
                                                                                        16,305
                                                                                      --------
Household Products  4.8%
Church & Dwight                                                  1,950                  70,590
Libbey                                                           1,900                  30,039
                                                                                      --------
                                                                                       100,629
                                                                                      --------
Industrial Products  6.6%
AO Smith                                                         2,100                  56,091
CLARCOR                                                            400                  11,700
Teleflex                                                         1,200                  71,244
                                                                                      --------
                                                                                       139,035
                                                                                      --------
Insurance  4.9%
Protective Life                                                  1,400                  59,108
Scottish RE Group Ltd                                            1,800                  43,632
                                                                                      --------
                                                                                       102,740
                                                                                      --------
Medical Services/Supplies  8.9%
Conmed*                                                          1,700                  52,309
Mentor                                                             500                  20,740
Owens & Minor                                                      900                  29,115
Polymedica                                                       1,500                  53,490
West Pharm. Services                                             1,100                  30,855
                                                                                      --------
                                                                                       186,509
                                                                                      --------
Packaging  3.4%
Aptar Group                                                      1,400                  71,120
                                                                                      --------
                                                                                        71,120
                                                                                      --------
Restaurant  6.9%
Applebee's International                                         1,500                  39,735
CBRL Group                                                       1,600                  62,176
Landry's Seafood Restaurants                                     1,000                  30,090
Outback Steakhouse                                                 400                  18,096
                                                                                      --------
                                                                                       150,097
                                                                                      --------
Retail  4.2%
BJ's Wholesale*                                                  1,300                  42,237
Claire's Stores                                                  1,900                  45,695
                                                                                      --------
                                                                                        87,932
                                                                                      --------
Toy  2.1%
RC2 Corp.*                                                       1,200                  45,084
                                                                                      --------
                                                                                        45,084
                                                                                      --------
Transportation  5.2%
Arkansas Best                                                    2,000                  63,620
Yellow Roadway*                                                    900                  45,720
                                                                                      --------
                                                                                       109,340
                                                                                      --------

Total Common Stocks (Cost $1,423,455)                                                1,877,556

SHORT-TERM INVESTMENTS  14.2%
Federated Prime Value Obligations Fund #853                    101,000                 101,000
Federated Treasury Cash Reserves #125                          100,000                 100,000
First Western Collective Asset                                  98,000                  98,000
                                                                                    ----------
Total Short-Term Investments (Cost $299,000)                                           299,000

TOTAL MARKET VALUE OF SECURITIES OWNED  103.7% (COST $1,722,455)                     2,176,556

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES  (1.6)%                                (78,429)
                                                                                    ----------

NET ASSETS APPLICABLE TO 144,396 SHARES ($0.001 PAR VALUE)
     OUTSTANDING 100.0%                                                             $2,098,127
                                                                                    ==========

*Non-income producing investments.

The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Financial Statements

Statements of Assets and Liabilities (Unaudited)
June 30, 2005

                              Tax-Free Fund              Tax-Free Fund              Large-Cap              Small-Cap
                                for Montana              for North Dakota           Value Fund            Value Fund
ASSETS:
Investments in securities:
Cost                            $12,244,946                  $6,176,348             $2,537,137            $1,722,455
                                ------------------------------------------------------------------------------------
Value                            12,550,556                   6,307,911              3,150,633             2,176,556
Cash                                  1,714                      17,429                 25,471                47,526
Receivable for fund shares sold     313,013                           0                      0                     0
Prepaid assets                          845                         326                    743                   606
Security sales receivable                 0                           0                 34,517                     0
Interest & dividends receivable     134,480                      65,926                  6,667                 1,856
                                ------------------------------------------------------------------------------------
Total assets                     13,000,608                   6,391,592              3,218,031             2,226,544
                                ------------------------------------------------------------------------------------

LIABILITIES:
Security purchases payable                0                           0                      0               122,550
Distributions payable                37,977                      18,793                      0                     0
Other accounts payable and
   accrued expenses                  18,618                       4,832                  6,415                 5,867
                                ------------------------------------------------------------------------------------
Total liabilities                    56,595                      23,625                  6,415               128,417
                                ------------------------------------------------------------------------------------
NET ASSETS                       12,944,013                   6,367,967              3,211,616             2,098,127
                                ------------------------------------------------------------------------------------

COMPONENTS OF NET ASSETS AT JUNE 30, 2005
Capital shares, $0.001 par value,
  unlimited shares authorized    12,719,783                   6,276,640              2,781,931             1,628,308
Net unrealized appreciation
 (depreciation)                     305,610                     131,563                613,496               454,101
Accumulated net realized gain
  (loss) on investments             (81,380)                    (40,236)              (194,051)               18,099
Undistributed net investment
  income (loss)                           0                           0                      0                (2,381)
                                ------------------------------------------------------------------------------------
NET ASSETS                      $12,944,013                  $6,367,967             $3,211,616            $2,098,127
                                ------------------------------------------------------------------------------------


NET ASSET VALUE AND
  OFFERING PRICE PER SHARE
Net assets, at value            $12,944,013                  $6,367,967             $3,211,616            $2,098,127
Shares outstanding                1,269,248                     616,985                280,966               144,396
Net asset value per share            $10.20                      $10.32                 $11.43                $14.53
Maximum offering price per share
  (net asset value per share divided
  by 96.25%, 96.25%, 94.75% and
  94.75%, respectively)              $10.60                      $10.72                 $12.06                $15.34
                                ------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Financial Statements

Statements of Operations
For the six months ended June 30, 2005

                               Tax-Free Fund              Tax-Free Fund              Large-Cap             Small-Cap
                                for Montana              for North Dakota           Value Fund            Value Fund
                               -------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                         $254,940                   $128,429                  $     0              $     0
Dividends                           2,350                      1,138                   29,783               12,299
                               -------------------------------------------------------------------------------------
Total investment income           257,290                    129,567                   29,783               12,299
                               -------------------------------------------------------------------------------------

EXPENSES:
Investment advisory fees           30,786                     15,552                   10,134                8,897
Administrative fees                 6,157                      3,111                    1,448                  890
Distribution fees                  15,316                      7,776                    5,791                3,559
Transfer agent fees                 1,587                        856                    1,697                1,326
Accounting fees                     3,079                      1,555                      724                  496
Professional fees                   4,177                      4,233                    4,190                4,136
Insurance                           1,618                        737                      376                  199
Trustee fees                          699                        696                      705                  705
Registration fees                     501                         63                      317                  338
Custodian fees                      1,840                      1,837                    1,677                1,677
Other                                  53                         39                      167                   80
                               -------------------------------------------------------------------------------------
 Total expenses                    65,813                     36,455                   27,226               22,303
                               -------------------------------------------------------------------------------------
Less expenses waived or
  reimbursed                      (33,567)                   (20,386)                  (7,683)              (7,623)
                               ------------------------------------------------------------------------------------
Net expenses                       32,246                     16,069                   19,543               14,680
                               -------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)      225,044                    113,498                   10,240               (2,381)
                               -------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
Net realized gain (loss)
  on investments                  (38,199)                   (11,934)                 151,822               16,742
Net change in unrealized
  appreciation (depreciation)
  of investments                   19,478                     30,708                  (24,141)               6,395
                               -------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS      (18,721)                    18,774                  127,681               23,137
                               -------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING
  FROM OPERATIONS                $206,323                   $132,272                 $137,921              $20,756
                               -------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Financial Statements

Statements of Changes in Net Assets (Unaudited)
For the six months ended June 30, 2005

                               Tax-Free Fund              Tax-Free Fund             Large-Cap             Small-Cap
                                for Montana              for North Dakota           Value Fund            Value Fund
                               -------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS:
Net investment income (loss)      $225,044                   $113,498                $10,240               $(2,381)
Net realized gain (loss)
   on investments                  (38,199)                   (11,934)               151,822                16,742
Net change in unrealized
   appreciation (depreciation)
   of investments                   19,478                     30,706                (24,141)                6,395
                               -------------------------------------------------------------------------------------
Net increase (decrease) in
  net assets resulting
  from operations                  206,323                    132,272                137,921                20,756
                               -------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income             (225,044)                  (113,498)                     0                     0
Net realized gains                       0                          0                      0                     0
                               -------------------------------------------------------------------------------------
Total distributions to
  shareholders                    (225,044)                  (113,498)                     0                     0
                               -------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold        1,425,722                    331,154                424,519               466,619
Proceeds from reinvestment
  of distributions                 147,815                     72,325                 13,522                29,578
Cost of shares repurchased        (816,707)                  (140,556)              (452,483)             (133,377)
                               -------------------------------------------------------------------------------------
Increase in net assets
  derived from capital share
  transactions                     756,830                    262,923                (14,442)              362,820
                               -------------------------------------------------------------------------------------
NET INCREASE (DECREASE)
     IN NET ASSETS                $738,109                   $281,697               $123,479              $383,576
                               -------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period            $12,205,904                 $6,086,270             $3,088,137            $1,714,551
                               -------------------------------------------------------------------------------------
End of period                  $12,944,013                 $6,367,967             $3,211,616            $2,098,127
                               -------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Financial Statements

Statements of Changes in Net Assets
For the twelve months ended December 31, 2004

                               Tax-Free Fund              Tax-Free Fund             Large-Cap             Small-Cap
                                for Montana              for North Dakota           Value Fund            Value Fund
                               -------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS:
Net investment income (loss)      $467,382                   $201,952                $13,634               $(6,774)
Net realized gain (loss)
   on investments                      354                    (10,980)                (5,153)               38,977
Net change in unrealized
   appreciation (depreciation)
   of investments                   10,976                      8,266                234,632               222,381
                               -------------------------------------------------------------------------------------
Net increase (decrease) in
  net assets resulting
  from operations                   478,712                   199,238                243,113               254,584
                               -------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income             (467,382)                  (201,952)               (13,634)                    -
Net realized gains                       -                          -                      -               (29,579)
                               -------------------------------------------------------------------------------------
Total distributions to
  shareholders                    (467,382)                  (201,952)               (13,634)              (29,579)
                               -------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold        1,832,422                  1,980,510                340,357               403,263
Proceeds from reinvestment
  of distributions                 328,201                    129,141                 16,147                     -
Cost of shares repurchased      (2,600,299)                  (802,095)              (242,465)             (163,353)
                               -------------------------------------------------------------------------------------
Increase in net assets
  derived from capital share
  transactions                    (439,676)                 1,307,556                114,039               239,910
                               -------------------------------------------------------------------------------------
NET INCREASE (DECREASE)
     IN NET ASSETS               $(428,346)                $1,304,842               $343,518              $464,915
                               -------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period            $12,634,250                 $4,781,428              $2,744,619           $1,249,636
                               -------------------------------------------------------------------------------------
End of period                  $12,205,904                 $6,086,270              $3,088,137           $1,714,551
                               -------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.



VIKING MUTUAL FUNDS
Financial Highlights

Viking Tax-Free Fund for Montana

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                            For the Period
                                            01/01/05-     01/01/04-     01/01/03-    01/01/02-   01/01/01-   01/01/00-
                                            06/30/05      12/31/04      12/31/03     12/31/02    12/31/01    12/31/00
                                            --------------------------------------------------------------------------
Net asset value, beginning of period        $10.22        $10.20        $10.18        $9.74        $9.82        $9.41
                                            --------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                         0.19          0.38          0.42         0.46         0.51         0.52
Net realized and unrealized gain
   (loss) on investments                     (0.02)          0.02          0.02         0.48        (0.08)        0.41
                                            --------------------------------------------------------------------------
Total from investment operations              0.17          0.40          0.44         0.94         0.43         0.93
                                            --------------------------------------------------------------------------
Less distributions from:
Net investment income                        (0.19)        (0.38)        (0.42)       (0.46)       (0.51)       (0.52)
Net realized gains                            0.00          0.00          0.00        (0.04)        0.00         0.00
                                            --------------------------------------------------------------------------
Total distributions                          (0.19)        (0.38)        (0.42)       (0.50)       (0.51)       (0.52)
                                            --------------------------------------------------------------------------
Net asset value, end of period               $10.20       $10.22        $10.20       $10.18        $9.74        $9.82
                                            --------------------------------------------------------------------------
Total return1                                  1.44%        4.05%         4.45%        9.90%        4.48%       10.23%
                                            --------------------------------------------------------------------------


Ratios/supplemental data:
Net assets, end of period (000's)            $12,944     $12,206       $12,634       $8,513       $3,549       $1,131
Ratio of net expenses to average net assets     0.52%2,3    0.41%2        0.31%2      0.15%2        0.06%2       0.01%2
Ratio of net investment income to
   average net assets                           3.62%3      3.78%         4.13%       4.58%         5.06%        5.13%
Portfolio turnover rate                        16.54%      26.55%        24.72%      40.09%         6.14%       21.12%

1Total return assumes reinvestment of distributions at net asset value, does not reflect the impact of a sales charge and is not annualized.
2Viking Fund Management, LLC, the Fund's investment manager, has contractually agreed to waive its fees or reimburse the Fund for its expenses through August 1, 2009 so that the Fund's total operating expenses during this period will not exceed 0.85% of its average net assets on an annual basis. For the periods indicated above, Viking Fund Management, LLC waived fees and reimbursed expenses totaling $33,567, $80,645, $81,954, $67,712, $30,300 and $17,505. If the fees had not been waived or expenses had not been reimbursed, the annualized ratio of total expenses to average net assets would have been 1.06%, 1.06%, 1.09%, 1.30%, 1.60% and 4.79% respectively.
3Annualized


The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Financial Highlights

Viking Tax-Free Fund for North Dakota

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                           For the Period
                                            01/01/05-     01/01/04-     01/01/03-    01/01/02-   01/01/01-   01/01/00-
                                            06/30/05      12/31/04      12/31/03     12/31/02    12/31/01    12/31/00
                                            --------------------------------------------------------------------------
Net asset value, beginning of period        $10.29        $10.29        $10.25       $9.76       $9.95       $9.47
                                            --------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                         0.19          0.38          0.42        0.47        0.51        0.55
Net realized and unrealized gain
   (loss) on investments                      0.03          0.00          0.04        0.49       (0.19)       0.48
                                            --------------------------------------------------------------------------
Total from investment operations              0.22          0.38          0.46        0.96        0.32        1.03
                                            --------------------------------------------------------------------------
Less distributions from:
Net investment income                        (0.19)        (0.38)        (0.42)      (0.47)      (0.51)      (0.55)
Net realized gains                            0.00          0.00          0.00        0.00        0.00        0.00
                                            --------------------------------------------------------------------------
Total distributions                          (0.19)        (0.38)        (0.42)      (0.47)      (0.51)      (0.55)
                                            --------------------------------------------------------------------------
Net asset value, end of period              $10.32        $10.29        $10.29      $10.25       $9.76       $9.95
                                            --------------------------------------------------------------------------
Total return1                                 2.13%         3.76%         4.60%      10.07%       3.26%      11.30%

Ratios/supplemental data:
Net assets, end of period (000's)           $6,368        $6,086        $4,781      $2,059      $1,614        $327
Ratio of net expenses to average net assets   0.52%2,3      0.44%2        0.36%2      0.22%2      0.11%2      0.05%2
Ratio of net investment income to
   average net assets                         3.64%3        3.68%         4.06%       4.73%       4.85%       5.73%
Portfolio turnover rate                      11.52%        22.36%         7.49%      27.95%       3.83%      16.16%

1Total return assumes reinvestment of distributions at net asset value, does not reflect the impact of a sales charge and is not annualized.
2Viking Fund Management, LLC, the Fund's investment manager, has contractually
agreed to waive	its fees or reimburse the Fund for its expenses through August
1, 2009 so that the Fund's total operating expenses during this period will not exceed 0.85% of its average net assets on an annual basis. For the periods indicated above, Viking Fund Management, LLC waived fees and reimbursed expenses totaling $20,386, $40,375, $32,710, $30,993, $16,352 and $15,441.
If the fees had not been waived or expenses had not been reimbursed, the annualized ratio of total expenses to average net assets would have been 1.17%, 1.18%, 1.32%, 1.90%, 2.57% and 7.10% respectively.
3Annualized.


The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Financial Highlights

Viking Large-Cap Value Fund

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                     For the Period
                                            01/01/05-     01/01/04-     01/01/03-    01/01/02-   01/01/01-   01/01/00-
                                            06/30/05      12/31/04      12/31/03     12/31/02    12/31/01    12/31/00
                                            --------------------------------------------------------------------------
Net asset value, beginning of period        $10.88        $10.06         $8.20       $10.74      $11.08        $9.90
                                            --------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                         0.04          0.05          0.06         0.06        0.04         0.07
Net realized and unrealized gain
   (loss) on investments                      0.51          0.82          1.86        (2.54)      (0.34)        1.18
                                            --------------------------------------------------------------------------
Total from investment operations              0.55          0.87          1.92        (2.48)      (0.30)        1.25
                                            --------------------------------------------------------------------------
Less distributions from:
Net investment income                         0.00         (0.05)        (0.06)       (0.06)      (0.04)       (0.07)
Net realized gains                            0.00          0.00          0.00         0.00        0.00         0.00
                                            --------------------------------------------------------------------------
Total distributions                           0.00         (0.05)        (0.06)       (0.06)      (0.04)       (0.07)
                                            --------------------------------------------------------------------------

Net asset value, end of period              $11.43        $10.88        $10.06        $8.20      $10.74       $11.08
                                            --------------------------------------------------------------------------
Total return1                                 5.06%         8.63%        23.42%      (23.08)%     (2.73)%      12.67%

Ratios/supplemental data:
Net assets, end of period (000's)           $3,212        $3,088        $2,745       $1,962      $2,143       $1,367
Ratio of net expenses to average net assets   1.32%2,3      1.34%2        1.35%2       1.35%2      1.35%2       1.35%2
Ratio of net investment income to
   average net assets                         0.69%3        0.47%         0.73%        0.71%       0.37%        0.90%
Portfolio turnover rate                       8.91%        25.70%        26.75%       36.52%      27.59%       48.97%

1Total return assumes reinvestment of distributions at net asset value, does not reflect the impact of a sales charge and is not annualized.
2Viking Fund Management, LLC, the Fund's investment manager, has contractually agreed to waive its fees or reimburse the Fund for its expenses through August 1, 2009 so that the Fund's total operating expenses during this period will not exceed 1.35% of its average net assets on an annual basis. For the periods indicated above, Viking Fund Management, LLC waived fees and reimbursed expenses totaling $7,683, $14,372, $15,021, $20,422, $15,184 and $17,512.
If the fees had not been waived or expenses had not been reimbursed, the annualized ratio of total expenses to average net assets would have been 1.84%, 1.84%, 2.02%, 2.34%, 2.10% and 3.07% respectively.
3Annualized.


The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Financial Highlights

Viking Small-Cap Value Fund

Selected data for each share of the Fund outstanding throughout the period was as follows:

                                                                    For the Period
                                            01/01/05-     01/01/04-    01/01/03-    01/01/02-    05/03/011-
                                            06/30/05      12/31/04     12/31/03     12/31/02     12/31/01
                                            ---------------------------------------------------------------
Net asset value, beginning of period         $14.40        $12.43        $9.35       $10.26       $10.00
                                             --------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                  (0.02)        (0.06)       (0.03)       (0.03)        0.00
Net realized and unrealized gain
 (loss) on investments                         0.15          2.22         3.11        (0.88)        0.26
                                             --------------------------------------------------
Total from investment operations               0.13          2.16         3.08        (0.91)        0.26
                                             --------------------------------------------------
Less distributions from:
Net investment income                          0.00          0.00         0.00         0.00         0.00
Net realized gains                             0.00         (0.25)        0.00         0.00         0.00
                                             --------------------------------------------------
Total distributions                            0.00         (0.25)        0.00         0.00         0.00
                                             --------------------------------------------------
Net asset value, end of period               $14.53        $14.40       $12.43        $9.35       $10.26
                                             --------------------------------------------------

Total return2                                  0.90%        17.86%       32.94%       (8.87)%       2.60%

Ratios/supplemental data:
Net assets, end of period (000's)            $2,098        $1,715       $1,250         $604         $321
Ratio of net expenses to average net assets    1.62%3,4      1.65%3       1.65%3       1.65%3       1.59%3,4
Ratio of net investment income to average
 net assets                                   (0.26)%       (0.46)%      (0.37)%4     (0.41)%      (0.28)%4
Portfolio turnover rate                        5.28%        15.39%       14.77%       16.24%        1.81%

1Commencement of operations.
2Total return assumes reinvestment of distributions at net asset value, does not reflect the impact of a sales charge and is not annualized.
3Viking Fund Management, LLC, the Fund's investment manager, has contractually
agreed to waive	its fees or reimburse the Fund for its expenses through August
1, 2009 so that the Fund's total operating expenses during this period will not exceed 1.65% of its average net assets on an annual basis. For the periods indicated above, Viking Fund Management, LLC waived fees and reimbursed expenses totaling $22,303$7,623, $14,316,$12,883, $17,392 and $6,593. If the fees had not been waived or expenses had not been reimbursed, the annualized ratio of total expenses to average net assets would have been 2.46%, 2.63%, 3.16%, 5.24% and 5.67% respectively.
4Annualized.



The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Notes to Financial Statements (Unaudited)
June 30, 2005

1.  ORGANIZATION
Viking Mutual Funds (the "Company") is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company, consisting of four series (the "Funds").

The Viking Tax-Free Fund for Montana and Viking Tax-Free Fund for North Dakota (each a "Tax-Free Fund"), each a non-diversified Fund, seek the highest level of current income that is exempt from both federal and state income taxes and is consistent with preservation of capital. The Viking Large-Cap Value Fund ("Large-Cap") and Viking Small-Cap Value Fund ("Small-Cap"), each a diversified Fund, seek long-term total return and capital preservation.

2.  SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with accounting principles generally accepted in the United States of America and are consistently followed by the Funds.

Security Valuation Securities listed or traded on a recognized national exchange or NASDAQ are valued at the last reported sales price. Securities for which market quotations are not readily available (which will constitute a majority of the securities held by the Tax-Free Funds) are valued using a matrix system at fair value as determined by management in accordance with procedures established by the Board of Trustees.

Premiums and Discounts  On January 1, 2001, the Tax-Free
Funds adopted the provisions of the American Institute of Certified Public Accountants' revised Audit and Accounting Guide Audits of Investment Companies (the guide). The guide requires all premiums and discounts on debt securities to be amortized. Prior to January 1, 2001, the Tax-Free Funds recognized market discount at time of disposition as gain or loss. Upon adoption, the Tax-Free Funds reviewed their investment portfolios and determined the impact of this accounting change to be insignificant. The Tax-Free Funds have therefore not made a cumulative effect adjustment to its financial statements. This accounting change had no effect on the Fund's net assets or total returns. Bonds acquired at a market discount after January 1, 2001 are being amortized in accordance with provisions of the audit guide.

Security Transactions, Investment Income, Expenses and Distributions Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on the identified cost basis. Interest income and estimated expenses are accrued daily. Dividend income is recognized on the ex-dividend date. Premiums and discounts on municipal securities are amortized to interest income using the constant yield method over the estimated lives of the respective securities. The Tax-Free Funds declare dividends from net investment income daily and pay such dividends monthly. The Large-Cap Fund and the Small-Cap Fund will declare and pay dividends from net investment income at least annually. Capital gains, if any, are distributed annually. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatment for market discount, capital loss carryforwards and losses due to wash sales and futures transactions.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period. Common expenses incurred by the Company are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets. Other expenses are charged to each Fund on a specific identification basis.

Use of Estimates The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.  DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid during the six monhts ended June 30, 2005 and the year ended December 31, 2004 were as follows:

                            Tax-Free Fund for       Tax-Free Fund for       Large-Cap        Small-Cap
                                 Montana              North Dakota          Value Fund       Value Fund
                            ------------------------------------------------------------------------------
                            2005        2004        2005        2004      2005       2004   2005     2004
                            ------------------------------------------------------------------------------
Distributions paid from:
    Tax-exempt income       $225,044    $467,382    $113,498    $201,952  $0         $0     $0       $0
    Ordinary income               $0          $0          $0          $0  $0    $13,634     $0       $0
    Long-term capital gain        $0          $0          $0          $0  $0         $0     $0       $29,579


4. CAPITAL STOCK
Transactions in capital shares were as follows:

                                       Tax-Free Fund       Tax-Free Fund        Large-Cap        Small-Cap
                                        for Montana       for North Dakota      Value Fund       Value Fund
                                      -------------------------------------------------------------------------
                                      For the Period       For the Period      For the Period   For the Period
                                       from 01/01/05        from 01/01/05       from 01/01/05    from 01/01/05
                                     through 06/30/05     through 06/30/05    through 06/30/05 through 06/30/05
                                     --------------------------------------------------------------------------
Shares sold                                241,558              55,829           41,468             35,402
Shares issued in reinvestment
 of distributions                           14,542               7,046            1,243              2,054
Shares redeemed                           (181,529)            (37,374)         (45,692)           (12,139)
                                     --------------------------------------------------------------------------
Net Increase (Decrease)                     74,571              25,501           (2,979)            25,317
                                     --------------------------------------------------------------------------

5.  INVESTMENT MANAGEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
The Funds have retained Viking Fund Management, LLC ("VFM") to provide the Funds with investment advice and portfolio management. As compensation for the advisory services furnished to the Funds, the Funds pay VFM monthly compensation calculated daily by applying the annual rates of 0.50% to the Tax-Free Funds daily net assets, 0.70% to the Large-Cap Fund's daily net assets and 1.00% to the Small-Cap Fund's daily net assets. The Tax-Free Fund for Montana recognized $23,357 of investment advisory fees after a partial waiver for the six months ended June 30, 2005. On June 30, 2005, the Tax-Free Fund for Montana had a payable to VFM for investment advisory fees of $4,053. The Tax-Free Fund for North Dakota recognized $8,463 of investment advisory fees after a partial waiver for the six months ended
June 30, 2005. On June 30, 2005, the Tax-Free Fund for North Dakota had a payable to VFM for investment advisory fees of $1,317. The Large-Cap Fund recognized $10,134 of investment advisory fees after a partial waiver for the six months ended June 30, 2005. On June 30, 2005, the
Large-Cap Fund had a payable to VFM for investment advisory fees of $1,792. The Small-Cap Fund recognized $7,493 of investment advisory fees after a partial waiver for the six months ended June 30, 2005. On June
30, 2005, the Small-Cap Fund had a payable to VFM for investment advisory fees of $1,792. Under a sub-advisory agreement between Fox Asset Management, LLC (the "sub-adviser") and VFM, the sub-adviser provides the Large-Cap Fund and the Small-Cap Fund with investment advice and portfolio management subject to the overall supervision of VFM. As compensation for its services provided to the Large-Cap Fund, VFM pays the sub-adviser monthly compensation calculated daily by applying the annual rate of 0.40% to the Large-Cap Fund's daily net assets of up to $100 million and 0.35% to the Large-Cap Fund's daily net assets in excess of $100 million. As compensation for its services provided to the Small-Cap fund, VFM pays the sub-adviser monthly compensation calculated daily by applying the annual rate of 0.40% to the Small-Cap Fund's daily net assets until the net assets reach $5 million and 0.60% to the Small-Cap Fund's daily net assets when the net assets surpass
$5 million.

The Funds have also entered into an agreement with VFM to provide administrative services, portfolio accounting and transfer agent services to each of the Funds for a fee at an annual rate of 0.15% of daily net assets, plus a per account charge and reimbursement of certain direct expenses. On June 30, 2005, the Tax-Free Fund for Montana, Tax-Free Fund for North Dakota, Large-Cap Fund and Small-Cap Fund had payables to VFM for transfer agent out-of-pocket expenses of $53, $20, $90 and $45, respectively.

The Funds have a distribution plan, sometimes known as a Rule 12b-1 plan, that allows the Tax-Free Funds to pay distribution and service fees of up to 0.25% of average daily net assets per year and the Large-Cap Fund and the Small-Cap Fund to pay distribution and service fees of up to 0.40% of average daily net assets per year to Viking Fund Distributors, LLC ("VFD") for distributing each Fund's shares and for servicing shareholder accounts. For the six months ended June 30, 2005, Large-Cap Value Fund recognized $1,978 of 12b-1 fees after a partial waiver. On June 30, 2005, the Large-Cap Fund had a payable to VFD for 12b-1 fees of $384. Tax-Free Fund for Montana, Tax-Free Fund for North Dakota and Small-Cap Value Fund recognized no 12b-1 fees after the fee waiver.

For the six months ending June 30, 2005, the net amounts of sales charges deducted from the proceeds of sale of capital shares which were retained by VFD as principal underwriter were $5,563, $1,170, $1,749 and $1,667 for the Tax-Free Fund for Montana, Tax-Free Fund for North Dakota, Large-Cap Fund and Small-Cap Fund, respectively. On June 30, 2005 the Large-Cap Fund and Small-Cap Fund had payables to VFD for underwriting fees of $119 and $119, respectively.

VFM has contractually agreed to waive its fees or reimburse the Funds for their expenses through August 1, 2009 so that the Tax-Free Fund's total operating expenses during this period will not exceed 0.85% of average net assets on an annual basis, the Large-Cap Fund's total operating expenses during this period will not exceed 1.35% of average net assets on an annual basis and the Small-Cap Fund's total operating expenses during this period will not exceed 1.65% of average net assets on an annual basis.

6.  INCOME TAXES
No provision has been made for income taxes because each Fund's policy is to qualify as a regulated investment company under the Internal Revenue
Code and to distribute substantially all of its taxable income. At December 31, 2004, the Funds' most recently completed year end, Tax-Free Fund for Montana, Tax-Free Fund for North Dakota and Large-Cap Value Fund had capital losses of $43,181, $28,302 and $345,872 respectively, which may be carried over to offset future capital gains. Such losses start to expire in 2008.

At June 30, 2005, the net unrealized appreciation based on the cost of investments for federal income tax purposes was as follows:

                                  Tax-Free Fund             Tax-Free Fund             Large-Cap             Small-Cap
                                   for Montana            for North Dakota            Value Fund            Value Fund
                                  ------------------------------------------------------------------------------------
Investments at cost                $12,244,946               $6,176,348               $2,537,137            $1,722,455
                                  ------------------------------------------------------------------------------------
Unrealized appreciation                318,599                  139,214                  665,539               487,804
Unrealized depreciation                (11,989)                  (7,651)                 (52,043)              (33,703)
                                  ------------------------------------------------------------------------------------
Net unrealized appreciation
   (depreciation)                     $305,610                 $131,563                 $613,496              $454,101
                                  ------------------------------------------------------------------------------------

7.  INVESTMENT TRANSACTIONS
Purchases and sales of securities (excluding short-term securities) for the six months ended June 30, 2005 were as follows:

                                 Tax-Free Fund              Tax-Free Fund            Large-Cap             Small-Cap
                                  for Montana              for North Dakota          Value Fund           Value Fund
                                 -----------------------------------------------------------------------------------
Purchases                         $2,368,342                  $1,064,189              $263,694             $382,844
Sales                             $2,057,631                    $718,529              $549,027              $95,667

8.  CREDIT AND MARKET RISK
The Tax-Free Funds concentrate their investments in securities mainly issued by each specific state's municipalities. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Statement of Investments.

VIKING MUTUAL FUNDS
ADVISORY CONTRACT APPROVAL DISCUSSION
(Unaudited)

In connection with each annual approval, the Board of Trustees is provided with information to assist it in evaluating whether to approve the continuance of the Agreements.

In considering whether to approve the Investment Management Agreement, the Board, including the Independent Trustees, considered a number of factors they believed to be relevant. These factors included the following: (1) the resources, experience and expertise of the adviser; (2) the performance of the Funds and the adviser; (3) the financial capability of the adviser; (4) the compliance history of the adviser; (5) the performance of the funds in comparison to similarly managed funds; (6) the amount of the contractual advisory fee in comparison to similarly managed funds; (7) the profitability of the adviser; (8) the extent of any economies of scale; and (9) the e xistence of any collateral benefits realized by the adviser and by the Funds.

On the basis of the information provided to the Trustees for their review, the following conclusions were reached: (1) a comparison of the net operating expenses for the Viking Tax-Free Fund for Montana and for the Viking Tax-Free Fund for North Dakota to other funds of similar objective and size reflected that the Viking Tax-Free Fund's have similar expense structures to the other funds; (2) a comparison of the net operating expense for the Viking Large-Cap Value Fund to other funds of similar objective and size reflect that the Large-Cap Value Fund has a similar expense structure to the other funds; (3) a comparison of the net operating expense for the Viking Small-Cap Value Fund to other funds of similar objective and size reflect that the Small-Cap
Value Fund has a similar expense structure to the other funds; (4) a comparison of the management fees charged by the Adviser seemed reasonable to the Trustees when compared to similar funds in objective and size; (5) upon a review of the total return history and category rankings of each Fund, the Trustees deemed the performance of each Fund to be satisfactory;
(6) the overall nature and quality of the services provided by the Adviser had historically been, and continued to be, satisfactory to the Trustees;
(7) the Trustees discussed the fact that the Adviser does not benefit from economies of scale due to its relationship to the Funds as the Viking Funds are relatively small and are its only clients; (8) the Trustees discussed the profitability issues regarding the Adviser and felt comfortable with the direction of the Adviser and its prospects for future profitability.

In reviewing the Sub-Advisory Agreements, the Trustees considered the proposed sub-advisory fees compared to the level of sub-advisory fees paid by other similar funds, past performance and the nature and quality of the services provided. On the basis of the information provided for their review, the Trustees reached the following conclusions: (1) the Trustees felt the overall nature and quality of services of Fox Asset Management, LLC ("Fox") are satisfactory; (2) Fox has a good long-term track record in managing value accounts; (3) the sub-advisory fees paid to Fox are fair and reasonable in light of the sub-advisory services expected to be provided and the comparability of the sub-advisory fees paid by comparable mutual funds and separately managed accounts; (4) the investment performance of Fox has lagged the last couple of years but appears to be improving during the last year and year-to-date; (5) the Trustees are atisfied with Fox regarding its staffing and capabilities to manage the Value funds, including the retention of personnel with significant portfolio management experience.


VIKING MUTUAL FUNDS
Miscellaneous Information (Unaudited)
June 30, 2005

Your Fund's Expenses


As a Fund shareholder, you can incur two types of costs:

?	Transaction costs, including sales charges (loads) on Fund purchases; and

?	Ongoing Fund costs, including management fees, distribution and service
   (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in each Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.


Actual Fund Expenses

The first line (Actual) for each Fund listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from each Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.  Divide your account value by $1,000.
    If an account had an $8,600 value, then $8,600 ? $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period" for the Fund(s) you own shares in.
	If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.


Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each Fund in the table can help you compare ongoing costs of investing in the Fund(s) you own with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each Fund and an assumed 5% annual rate of return before expenses, which does not represent each Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each Fund is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds.
In addition, if transactions costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

                                          Beginning Account     Ending Account     Expenses Paid During
                                           Value 01/01/05       Value 06/30/05   Period1 01/01/05-06/30/05
Viking Tax-Free Fund for Montana
Actual                                        $1,000.00           $1,016.37              $2.602
Hypothetical (5% return before expenses)      $1,000.00           $1,022.22              $2.612

Viking Tax-Free Fund for North Dakota
Actual                                        $1,000.00           $1,021.26              $2.61
Hypothetical (5% return before expenses)      $1,000.00           $1,022.22              $2.61

Viking Large-Cap Value Fund
Actual                                        $1,000.00           $1,050.56              $6.86
Hypothetical (5% return before expenses)      $1,000.00           $1,018.10              $6.76

Viking Small-Cap Value Fund
Actual                                        $1,000.00           $1,009.03              $8.22
Hypothetical (5% return before expenses)      $1,000.00           $1,016.61              $8.25

1Expenses are equal to the annualized expense ratio for each Fund (Viking Tax-Free Fund for Montana: 0.52%; Viking Tax-Free Fund for North Dakota:
0.52%; Viking Large-Cap Value Fund: 1.35%; and Viking Small-Cap Value Fund:
1.65%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

2Expenses for the Viking Tax-Free Fund for Montana have increased since the Fund's most recent fiscal half-year. Had the current expense ratio of the Fund, 0.55%, been in place throughout the entire most recent fiscal half-year, the Actual "Expenses Paid During Period" would have been $2.75 and the Hypothetical "Expenses Paid During Period" would have been $2.76.

Proxy Voting on Fund Portfolio Securities
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds' portfolios is available, without charge and upon request, by calling 1-800-933-8413. A report on "Form N-PX" of how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

Quarterly Portfolio Schedule
The Funds provide a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the Funds' second and fourth fiscal quarters on the Form N-CSR(S). The semi-annual and annual reports are filed electronically with the SEC and are delivered to the shareholders of the Funds. The Funds also file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q and N-CSR(S) are available on the SEC's website at http://www.sec.gov. The Funds' Form N-Q and N-CSR(S) may be reviewed and copied at the SEC's Public Reference Room in Washington, DC and the information on the operation of the Public Reference Room in may be obtained by calling 1-800-SEC-0330.

VIKING MUTUAL FUNDS
Trustee Information (Unaudited)
June 30, 2005

NAME AND                                                                      PRINCIPAL OCCUPATION(S)
ADDRESS                         AGE            POSITION(S) HELD               DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------
Shirley R. Martz                80             Trustee                        Retired CPA (1989-pres.); Trustee, Viking
1400 14th Ave. SW                                                             Mutual Funds (1999-pres.); Principal
Minot, ND 58701                                                               shareholder and employee of Brady, Martz
                                                                              & Associates and its predecessor (1948-
                                                                              1989).

Douglas P. Miller               31             Trustee                        Secretary and Treasurer, Viking Fund
1400 14th Ave. SW                              Vice-President                 Management, LLC (1998-pres.); Secretary
Minot, ND 58701                                Secretary                      and Treasurer, Viking Fund Distributors,
                                                                              LLC (1999-pres.); Trustee, Vice-President
                                                                              and Secretary, Viking Mutual Funds (1999
                                                                              -pres.

Shannon D. Radke                38             Trustee                        President, Viking Fund Management, LLC
1400 14th Ave. SW                              President                      (1998- pres.); President, Viking Fund
Minot, ND 58701                                Treasurer                      Distributors, LLC (1999-pres.); Trustee,
                                                                              President and Treasurer, Viking Mutual
                                                                              Funds (1999-pres.).

Mike Timm                       68             Trustee                        Retired; Trustee, Viking Mutual Funds
1400 14th Ave. SW                                                             (1999-pres.); President and General
Minot, ND 58701                                                               Manager, Timm Moving and Storage (1959-
                                                                              2000); State Representative, North Dakota
                                                                              House of Representatives (1973-pres.);
                                                                              Speaker of the North Dakota House of
                                                                              Representatives (1997).

Peter C. Zimmerman              39             Trustee                        General Manager, Holiday Inn Riverside
1400 14th Ave. SW                                                             (1995-pres.); Trustee, Viking Mutual
Minot, ND 58701                                                               Funds (2004-pres.)

The SAI has additional information about the Trustees and is available at (800) 933-8413 without charge upon request.

VIKING MUTUAL FUNDS
1400 14th Avenue SW
Minot, ND 58701

BOARD OF TRUSTEES
Shirley R. Martz
Douglas P. Miller
Shannon D. Radke
Mike Timm
Peter C. Zimmerman

INVESTMENT MANAGER
Viking Fund Management, LLC
1400 14th Avenue SW
Minot, ND 58701

SUB-ADVISOR
(For Viking Large-Cap Value Fund)
(For Viking Small-Cap Value Fund)
Fox Asset Management, LLC
44 Sycamore Avenue
Little Silver, NJ 07739

DISTRIBUTOR
Viking Fund Distributors, LLC
1400 14th Avenue SW
Minot, ND 58701

CUSTODIAN
First Western Bank & Trust
900 South Broadway
Minot, ND 58701

TRANSFER AGENT
Viking Fund Management, LLC
P.O. Box 500
Minot, ND 58702

INDEPENDENT AUDITORS
Brady, Martz & Associates, P.C.
201 East Broadway, Suite 200
Bismarck, ND 58501

Shareholder Services
1-800-933-8413

When used with prospective investors, this report must be preceded by a current Viking Mutual Funds prospectus. The prospectus sets forth details about charges, expenses, investment objectives and operating policies of each of the Funds. You should read the prospectus carefully before you invest.
To obtain a prospectus, contact your investment professional or Viking Mutual Funds.

ITEM 2. CODE OF ETHICS.

Viking Mutual Funds has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to the President and Treasurer. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant's most recent fiscal half-year.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.  This item is applicable to annual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

     (a)  Audit Fees

Not applicable at this time.  This item is applicable to annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable at this time.  This item is applicable to annual reports.

ITEM 6. SCHEDULE OF INVESTMENTS

Included as part of report to shareholders under Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable

ITEM 11.  CONTROLS AND PROCEDURES

 (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.


(b) There was no change in the internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) of Viking Mutual Funds that occurred during the second fiscal quarter of the period covered by this report that has materially affected or is reasonably likely to materially affect, its internal controls over financial reporting.


ITEM 12. EXHIBITS

(a)(1) The registrant's code of ethics filed pursuant to Item 2 of the N-CSR is filed with the registrant's annual N-CSR.

(b)(1) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940. Certification of principal executive officer as required by
       Section 906 of the Sarbanes-Oxley Act of 2002.

                               SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:   /s/ SHANNON D. RADKE
   -------------------------------
      Shannon D. Radke
      Principal Executive Officer

Date:  08/26/2005

By:   /s/ DOUGLAS P. MILLER
   ------------------------------
      Douglas P. Miller
      Principal Financial Officer

Date: 08/26/2005